UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7812

                SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800)-725-6666

Date of fiscal year end: June 30
Date of reporting period: DECEMBER 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.



[INSERT SHAREHOLDER REPORT]

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Letter from the Chairman




Dear Shareholder,

Despite the challenging environment for bonds over the second half of 2003, your fund generated positive returns. During the six months, bonds shed some of the gains they had generated earlier in the year amid signs of a sharp pick-up in the pace of third-quarter economic growth. Although the improvement in the economy exerted pressure on bond prices, municipalities benefited from increased tax revenues. Over the period, investment-grade municipal bonds generated better total returns than comparable-maturity U.S. Treasuries. i

Within this environment, the fund returned 0.57%, based on its New York Stock Exchange ("NYSE") market price and 1.63% based on its net asset value ("NAV") ii per share. In comparison, the unmanaged Lehman Brothers Municipal Bond Index iii returned 1.45% and the fund's Lipper general municipal debt (leveraged) closed-end funds category average returned 3.22% over the same time frame. iv Please note that Lipper performance returns are based on each fund's NAV.

During this six-month period, the fund distributed dividends to shareholders totaling $0.408 per share. The performance table shows the fund's annualized distribution yields as well as its six-month total return based on its NAV and market price as of December 31, 2003. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.



                                FUND PERFORMANCE
                             AS OF DECEMBER 31, 2003

                                    Annualized        Six-Month
                                   Distribution         Total
                Price Per Share       Yield             Return
                ------------------------------------------------
                  $15.16 (NAV)        5.38%              1.63%
                  $13.58 (NYSE)       6.01%              0.57%

              Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.068 for 12 months. This rate is as of December 31, 2003 and is subject to change.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Looking for Additional Information?

The fund is traded under the symbol "MPT" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XMPTX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly allocation press release that can be found on most major financial web sites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current NAV, market price and other information.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Thank you for your investment in the Salomon Brothers Municipal Partners Fund II Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman and Chief Executive Officer

January 12, 2004




The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 3 through 7 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

i Source: Based upon the total returns of municipal bonds and U.S. Treasury bonds from index data derived from Lehman Brothers and Lipper Inc., respectively. Bear in mind that unlike most other investments, U.S. Treasuries are guaranteed by the U.S. Government as to the timely payment of principal and interest.

ii NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.

iii The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

iv Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended December 31, 2003, calculated among the 64 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments (unaudited)
December 31, 2003



   Face
  Amount       Rating(a)                              Security                                         Value
-----------------------------------------------------------------------------------------------------------------

Long-Term Investments -- 99.9%

California -- 2.2%
  $2,850,000   AA-   California Housing Finance Agency Home Mortgage Revenue, Series H,
                       6.150% due 8/1/16 ..........................................................   $ 2,983,209
                                                                                                      -----------
District of Columbia -- 1.6%
   2,000,000   AAA   District of Columbia Revenue, (American University), AMBAC-Insured,
                       5.625% due 10/1/26 .........................................................     2,159,780
                                                                                                      -----------
Florida -- 0.9%
   1,000,000   AAA   St. Johns County, FL Water and Sewer Revenue, MBIA-Insured,
                       5.500% due 6/1/11 ..........................................................     1,155,540
                                                                                                      -----------
Georgia -- 0.0%
      60,000   AAA   Fulton County, GA Housing Authority, Single-Family Mortgage, Series A,
                       GNMA-Collateralized, 6.600% due 3/1/28 .....................................        61,225
                                                                                                      -----------
Illinois -- 19.9%
                     Chicago, IL Board of Education, (Chicago School Reform):
   1,000,000   AAA     AMBAC-Insured, 5.750% due 12/1/27 ..........................................     1,111,380
   4,255,000   AAA     MBIA-Insured, 6.000% due 12/1/16 ...........................................     4,793,258
   1,750,000   AAA   Chicago, IL Midway Airport Revenue, Series B, MBIA-Insured,
                       5.625% due 1/1/29 ..........................................................     1,855,928
   1,000,000   AAA   Chicago, IL Public Building Commission Building Revenue,(Chicago
                       School Reform), Series B, FGIC-Insured, 5.250% due 12/1/18 .................     1,126,150
     250,000   AAA   Cook County, IL Refunding GO, Series A, MBIA-Insured,
                       5.625% due 11/15/16 ........................................................       279,598
   2,000,000   Aaa*  Illinois Development Finance Authority, Revolving Fund Revenue,
                       5.250% due 9/1/12 ..........................................................     2,270,800
   1,000,000   AA+   Illinois Educational Facilities Authority Revenue, (Northwestern University),
                       5.500% due 12/1/13 .........................................................     1,157,940
                     Illinois Health Facilities Authority Revenue:
   1,850,000   AAA     Refunding, (SSM Health Care), MBIA-Insured, 6.550% due 6/1/13 ..............     2,261,329
   2,000,000   AAA     Servantcor Project, Series A, Escrowed to maturity with U.S. government
                         securities, FSA-Insured, 6.000% due 8/15/12 ..............................     2,379,000
     605,000   A       South Suburban Hospital Project, Escrowed to maturity with U.S. government
                         securities, 7.000% due 2/15/18 ...........................................       764,962
                     Illinois State, MBIA-Insured:
   2,000,000   AAA     5.000% due 6/1/13 ..........................................................     2,237,660
   3,000,000   AAA     First Series, 5.500% due 8/1/17 ............................................     3,467,970
   2,645,000   AAA   Illinois State, Sales Tax Revenue, 5.500% due 6/15/16 ........................     2,970,309
                                                                                                      -----------
                                                                                                       26,676,284
                                                                                                      -----------


------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

December 31, 2003


   Face
  Amount       Rating(a)                              Security                                         Value
-----------------------------------------------------------------------------------------------------------------

Indiana -- 1.8%
  $2,000,000   BBB+    Indiana State Development Finance Authority, Environmental Revenue,
                         (USX Corp. Project), 5.250% due 12/1/22 ..................................   $ 2,163,440
     250,000   AAA     Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23 ..........       258,110
                                                                                                      -----------
                                                                                                        2,421,550
                                                                                                      -----------
Louisiana -- 3.8%
   5,000,000   BBB+    Louisiana Public Facilities Authority, Hospital Revenue Refunding,
                         (Touro Infirmary Project), Series A, 6.125% due 8/15/23 ..................     5,061,400
                                                                                                      -----------
Maryland -- 3.2%
                       Maryland State Health & Higher Educational Facilities Authority Revenue:
   1,500,000   Baa1*     Carroll County General Hospital, 6.000% due 7/1/37 .......................     1,583,820
     500,000   A       University of Maryland Medical Systems, 6.000% due 7/1/32 ..................       531,435
   2,000,000   Aaa*    Northeast Maryland Waste Disposal Authority, Solid Waste Revenue
                         Refunding, AMBAC-Insured, 5.500% due 4/1/16 ..............................     2,213,620
                                                                                                      -----------
                                                                                                        4,328,875
                                                                                                      -----------
Massachusetts -- 4.1%
   1,250,000   AAA     Massachusetts State GO, Series C, FGIC-Insured, 5.500% due 11/1/15 .........     1,456,137
   1,000,000   A       Massachusetts State Health & Educational Facilities Authority Revenue,
                         (Dana Farber Cancer Project), Series G-1, 6.250% due 12/1/22 .............     1,056,370
   2,650,000   AAA     Massachusetts State Water Pollution Abatement, Series A,
                         5.750% due 8/1/29 ........................................................     2,963,839
                                                                                                      -----------
                                                                                                        5,476,346
                                                                                                      -----------
Michigan -- 2.0%
   1,000,000   AAA     Detroit, MI City School District, (School Building & Site Improvement),
                         Series A, FGIC-Insured, 5.500% due 5/1/17 ................................     1,131,640
   1,500,000   AA-     Michigan State Hospital Finance Authority, Revenue Refunding,
                         (Trinity Health), Credit C, 5.375% due 12/1/30 ...........................     1,542,180
                                                                                                      -----------
                                                                                                        2,673,820
                                                                                                      -----------
Missouri -- 2.1%
   2,500,000   AA      Missouri State Environmental Improvement & Energy Research Authority,
                         PCR Refunding, (Associated Electric Co-op Thomas Hill),
                         5.500% due 12/1/10 .......................................................     2,767,700
                                                                                                      -----------
Nevada -- 4.2%
                       Clark County, NV:
   3,000,000   AAA       IDR Refunding, (Nevada Power Co. Project), Series C, AMBAC-Insured,
                           7.200% due 10/1/22 .....................................................     3,138,300
   1,000,000   AAA       Passenger Facility Revenue, (McCarran International Airport), Series A,
                           MBIA-Insured, 5.750% due 7/1/23 ........................................     1,065,750
     300,000   AAA     Nevada Housing Division, Single-Family Program, Series C,
                         AMBAC-Insured, 6.350% due 10/1/12 ........................................       311,334


------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

December 31, 2003



   Face
  Amount       Rating(a)                              Security                                         Value
-----------------------------------------------------------------------------------------------------------------

Nevada -- 4.2% (Continued)
  $1,000,000   AAA     Washoe County, NV School District, Series B, FGIC-Insured,
                         5.500% due 6/1/16 ........................................................   $ 1,157,320
                                                                                                      -----------
                                                                                                        5,672,704
                                                                                                      -----------
New Jersey -- 1.7%
   1,000,000   AAA     New Jersey EDA, Water Facilities Revenue, (New Jersey American
                         Water Co., Inc. Project), Series A, FGIC-Insured, 6.875% due 11/1/34 .....     1,063,780
   1,000,000   AAA     New Jersey State Transportation Trust Fund Authority, Transportation System,
                         Series B, (Pre-Refunded - Escrowed with U.S. government securities to
                         12/15/11 Call @ 100), MBIA-Insured, 6.000% due 12/15/19 ..................     1,202,510
                                                                                                      -----------
                                                                                                        2,266,290
                                                                                                      -----------
New York -- 11.8%
                       New York City, NY GO, Series A:
     180,000   A         6.000% due 5/15/30 .......................................................       196,151
     820,000   A         Pre-Refunded - Escrowed with U.S. government securities to
                           5/15/10 (Call @ 101), 6.000% due 5/15/30 ...............................       979,588
   1,600,000   AA      New York City, NY Municipal Water Finance Authority, Water & Sewer
                          System Revenue, Series A, 5.500% due 6/15/23 ............................     1,675,616
   4,500,000   AA+     New York City, NY Transitional Finance Authority Revenue, Series A,
                         5.500% due 11/15/17 ......................................................     5,075,010
     190,000   Aaa*    New York State Mortgage Agency Revenue, 24th Series, 6.125% due 10/1/30 ....       194,543
                       New York State Urban Development Corp. Revenue, Correctional Facilities:
   1,500,000   AAA       Pre-Refunded - Escrowed with U.S. government securities to
                           1/1/06 (Call @ 102), AMBAC-Insured, 5.375% due 1/1/25 ..................     1,643,850
   1,300,000   AAA       Pre-Refunded - Escrowed with U.S. government securities to
                           1/1/06 (Call @ 102), FSA-Insured, 5.375% due 1/1/25 ....................     1,424,670
   4,400,000   AAA     Port Authority of New York and New Jersey Construction, 96th Series,
                          FGIC-Insured, 6.600% due 10/1/23 ........................................     4,612,344
                                                                                                      -----------
                                                                                                       15,801,772
                                                                                                      -----------
Ohio -- 4.5%
   2,500,000   AA-     Franklin County, OH Hospital Revenue, (Holy Cross Health Systems Corp.),
                         5.875% due 6/1/21 ........................................................     2,610,350
   3,300,000   A+      Ohio State Water Development Authority, Solid Waste Disposal Revenue,
                         (Broken Hill Proprietary Co., Ltd.), 6.450% due 9/1/20 ...................     3,448,005
                                                                                                      -----------
                                                                                                        6,058,355
                                                                                                      -----------
Oregon -- 2.1%
   2,500,000   AAA     Oregon State Department of Administration Services Revenue, FSA-Insured,
                         5.000% due 9/1/12 ........................................................     2,815,950
                                                                                                      -----------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

December 31, 2003


   Face
  Amount       Rating(a)                              Security                                         Value
-----------------------------------------------------------------------------------------------------------------
Pennsylvania -- 4.8%
  $3,500,000   AAA     Delaware Valley, PA Regional Financial Authority, Local Government
                         Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28 ......................   $ 3,936,275
   2,000,000   AAA     Philadelphia, PA GO, Series A, XLCA-Insured, 5.250% due 2/15/14 ............     2,243,020
     250,000   AAA     Philadelphia, PA School District, Series A, FSA-Insured, 5.500% due 2/1/31 .       267,647
                                                                                                      -----------
                                                                                                        6,446,942
                                                                                                      -----------
Puerto Rico -- 3.3%
   2,250,000   AAA     Puerto Rico Commonwealth, GO, FGIC-Insured, 5.500% due 7/1/13 ..............     2,634,840
   1,600,000   AAA     Puerto Rico Commonwealth Highway & Transportation Authority,
                         Highway Revenue, Series X, FSA-Insured, 5.500% due 7/1/15 ................     1,875,968
                                                                                                      -----------
                                                                                                        4,510,808
                                                                                                      -----------
Tennessee -- 3.1%
   1,950,000   AA-     Humphreys County, TN IDB, Solid Waste Disposal Revenue,
                         (E.I. du Pont de Nemours & Co. Project), 6.700% due 5/1/24 ...............     2,017,372
   1,200,000   AAA     Memphis-Shelby County, TN Airport Authority Revenue, Series D,
                         AMBAC-Insured, 6.000% due 3/1/24 .........................................     1,333,356
     805,000   AA      Tennessee Housing Development Agency, (Homeownership Program),
                         Series 2C, 6.350% due 1/1/31 .............................................       860,175
                                                                                                      -----------
                                                                                                        4,210,903
                                                                                                      -----------
Texas -- 12.1%
                       Austin, TX Airport System Revenue, Series A, MBIA-Insured:
   4,170,000   AAA       6.200% due 11/15/15 ......................................................     4,553,640
     330,000   AAA       Pre-Refunded - Escrowed with state & local government securities to
                           11/15/07 (Call @ 100), 6.200% due 11/15/15 .............................       377,015
   4,265,000   AAA     Lower Colorado River Authority, TX Transmission Contract Revenue,
                         FGIC-Insured, 5.250% due 5/15/14 .........................................     4,802,347
   1,380,000   AAA     North Harris Montgomery Community College District, TX Refunding,
                         FGIC-Insured, 5.375% due 2/15/16 .........................................     1,532,642
                       Texas State Turnpike Authority Revenue:
   1,500,000   AAA       First Tier, Series A, AMBAC-Insured, 5.500% due 8/15/39 ..................     1,612,455
   3,000,000   AA        Second Tier, 5.000% due 6/1/08 ...........................................     3,320,970
                                                                                                      -----------
                                                                                                       16,199,069
                                                                                                      -----------
Utah -- 0.7%
     940,000   AAA     Utah State Housing Finance Agency, Single-Family Mortgage, Issue H-2,
                         6.250% due 7/1/22 ........................................................       978,766
                                                                                                      -----------
Virginia -- 4.0%
   2,000,000   AA+     Fairfax County, VA EDA Lease Revenue, (Government Center Properties),
                         5.500% due 5/15/18 .......................................................     2,072,940
   2,915,000   A-      Greater Richmond Convention Center Authority, VA Hotel Tax Revenue,
                         (Convention Center Expansion Project), 6.125% due 6/15/20 ................     3,286,867
                                                                                                      -----------
                                                                                                        5,359,807
                                                                                                      -----------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

December 31, 2003



   Face
  Amount       Rating(a)                              Security                                         Value
-----------------------------------------------------------------------------------------------------------------
Washington -- 4.4%
  $1,900,000   AAA     Chelan County, WA Public Utility District, (Chelan Hydro System No. 1),
                         Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 .........  $  1,977,976
     400,000   AAA     Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28 ..................       442,452
   1,950,000   AA+     Washington State GO, Series C, 5.500% due 7/1/18 ...........................     2,253,147
   1,200,000   AAA     Washington State Public Power Supply System Revenue Refunding,.
                         (Nuclear Project No. 1), Series A, MBIA-Insured, 5.125% due 7/1/17 .......     1,290,384
                                                                                                     ------------
                                                                                                        5,963,959
                                                                                                     ------------
Wisconsin -- 1.6%
   2,075,000   AA      Wisconsin Housing & EDA, Homeownership Revenue, Series G,
                         6.300% due 9/1/17 ........................................................     2,104,527
                                                                                                     ------------

                       Total Long-Term Investments (Cost -- $125,433,257) .........................   134,155,581
                                                                                                     ------------

Short-Term Investments -- 0.1%
District of Columbia -- 0.1%
     100,000   A-1+    District of Columbia Revenue, (MultiModal - Medlantic), Series C,
                         FSA-Insured, VRDD, 1.000% due 8/15/38 (Cost -- $100,000) .................       100,000
                                                                                                     ------------

                       Total Investments -- 100.0% (Cost -- $125,533,257**) .......................  $134,255,581
                                                                                                     ============

---------------------
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.

 **  Aggregate cost for Federal income tax purposes is substantially the same.

   See pages 8 and 9 for definitions of ratings and abbreviations.


------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Long-Term Security Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Bonds rated "AAA" have the highest rating assigned by Standard
         & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB    -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A     -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Short-Term Security Ratings (unaudited)

SP-1 -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1   -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG   -Association of Bay Area Governors        HDC    -Housing Development Corporation
AIG    -American International Guaranty          HFA    -Housing Finance Authority
AMBAC  -American Municipal Bond Assurance        IDA    -Industrial Development Authority
           Corporation                           IDB    -Industrial Development Board
BAN    -Bond Anticipation Notes                  IDR    -Industrial Development Revenue
BIG    -Bond Investors Guaranty                  INFLOS -Inverse Floaters
CGIC   -Capital Guaranty Insurance Company       ISD    -Independent School District
CHFCLI -California Health Facility               LEVRRS -Leveraged Reverse Rate Securities
           Construction Loan Insurance           LOC    -Letter of Credit
CONNIE                                           MBIA   -Municipal Bond Investors Assurance
 LEE   -College Construction Loan Association                Corporation
COP    -Certificate of Participation             MVRICS -Municipal Variable Rate Inverse
EDA    -Economic Development Authority                       Coupon Security
EDR    -Economic Development Revenue             PCR    -Pollution Control Revenue
FGIC   -Financial Guaranty Insurance Company     PSFG   -Permanent School Fund Guaranty
FHA    -Federal Housing Administration           RAN    -Revenue Anticipation Notes
FHLMC  -Federal Home Loan Mortgage               RIBS   -Residual Interest Bonds
           Corporation                           RITES  -Residual Interest Tax-Exempt Securities
FLAIRS -Floating Adjustable Interest Rate        SYCC   -Structured Yield Curve Certificate
           Securities                            TAN    -Tax Anticipation Notes
FNMA   -Federal National Mortgage Association    TECP   -Tax Exempt Commercial Paper
FRTC   -Floating Rate Trust Certificates         TOB    -Tender Option Bonds
FSA    -Financial Security Assurance             TRAN   -Tax and Revenue Anticipation Notes
GIC    -Guaranteed Investment Contract           VA     -Veterans Administration
GNMA   -Government National Mortgage             VRDD   -Variable Rate Daily Demand
           Association                           VRWE   -Variable Rate Wednesday Demand
GO     -General Obligation Bonds                 XLCA   -XL Capital Assurance


----------
* Abbreviations may or may not appear in the schedule of investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Statement of Assets and Liabilities (unaudited)
December 31, 2003


ASSETS:
   Investments, at value (Cost -- $125,533,257) ................   $134,255,581
   Cash ........................................................         94,153
   Interest receivable .........................................      1,842,311
   Receivable for securities sold ..............................         25,000
                                                                   ------------
   Total Assets ................................................    136,217,045
                                                                   ------------

LIABILITIES:
   Management fee payable ......................................         63,203
   Dividends payable to Auction Rate Preferred Stockholders ....          3,451
   Accrued expenses ............................................        107,843
                                                                   ------------
   Total Liabilities ...........................................        174,497
                                                                   ------------
Series M Auction Rate Preferred Stock
   (900 shares authorized and issued at $50,000 per share) (Note 4)  45,000,000
                                                                   ------------
Total Net Assets ...............................................   $ 91,042,548
                                                                   ============


NET ASSETS:
   Common stock ($0.001 par value, 100,000,000 shares authorized;
       6,007,094 shares outstanding) ...........................   $      6,007
   Additional paid-in capital ..................................     83,244,145
   Undistributed net investment income .........................      1,575,642
   Accumulated net realized loss from investment transactions ..     (2,505,570)
   Net unrealized appreciation of investments ..................      8,722,324
                                                                   ------------
Total Net Assets ...............................................   $ 91,042,548
                                                                   ============

Net Asset Value, Per Share of Common Stock
  ($91,042,548 / 6,007,094 shares outstanding) .................         $15.16
                                                                         ======


------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Statement of Operations (unaudited)
For the Six Months Ended December 31, 2003

INVESTMENT INCOME:
   Interest...................................................      $ 3,421,675
                                                                    -----------

EXPENSES:
   Management fee (Note 2) ...................................          371,847
   Auction agent fees.........................................           60,740
   Shareholder communications.................................           38,055
   Audit and tax services ....................................           37,565
   Directors' fees ...........................................           37,298
   Transfer agent ............................................           13,676
   Legal......................................................           13,640
   Listing fees...............................................           13,529
   Custody....................................................            8,093
   Insurance..................................................            1,012
   Other......................................................           11,248
                                                                    -----------
   Total Expenses.............................................          606,703
                                                                    -----------
Net Investment Income.........................................        2,814,972
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
   Realized Gain From Investment Transactions (excluding
    short-term investments):
     Proceeds from sales......................................       35,147,359
     Cost of securities sold..................................       34,452,485
                                                                    -----------
   Net Realized Gain..........................................          694,874
                                                                    -----------

   Change in Net Unrealized Appreciation of Investments:
     Beginning of period......................................       10,599,306
     End of period............................................        8,722,324
                                                                    -----------
   Decrease in Net Unrealized Appreciation....................       (1,876,982)
                                                                    -----------
Net Loss on Investments.......................................       (1,182,108)
                                                                    -----------
Dividends Paid to Auction Rate Preferred Stockholders
  From Net Investment Income..................................         (227,693)
                                                                    -----------
Increase in Net Assets From Operations........................      $ 1,405,171
                                                                    ===========
-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Statements of Changes in Net Assets
For the Six Months Ended December 31, 2003 (unaudited) and the Year Ended June 30, 2003


                                                            December 31          June 30
------------------------------------------------------------------------------------------

OPERATIONS:
   Net investment income ................................  $ 2,814,972         $ 5,665,506
   Net realized gain.............................              694,874           2,166,293
   Increase (decrease) in net unrealized appreciation       (1,876,982)          3,561,190
   Dividends paid to Auction Rate Preferred Stockholders
     from net investment income..........................     (227,693)           (560,901)
                                                           -----------         -----------
   Increase in Net Assets From Operations ...............    1,405,171          10,832,088
                                                           -----------         -----------

DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
   Net investment income.................................   (2,450,894)         (4,865,746)
                                                           -----------         -----------
   Decrease in Net Assets From Distributions Paid to
     Common Stock Shareholders...........................   (2,450,894)         (4,865,746)
                                                           -----------         -----------
Increase (Decrease) in Net Assets........................   (1,045,723)          5,966,342
NET ASSETS:
   Beginning of period...................................   92,088,271          86,121,929

   End of period*........................................  $91,042,548         $92,088,271
                                                           ===========         ===========
* Includes undistributed net investment income of: ......   $1,575,642          $1,439,257
                                                            ==========          ==========

------------------------------------------------------------------------------
                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Notes to Financial Statements (unaudited)


Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund II Inc. ("Fund") was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidary of Citigroup Inc. ("Citigroup"), may appreciate in value relative to other similar obligations in the marketplace.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends to common shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed, at least, annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

in Note 4. The amounts of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Note 2. Management and Advisory Fees and Other Transactions

The Fund entered into a new investment advisory and administration agreement with SBAM. SBAM provides all management, advisory and administrative services for the Fund. SBAM has delegated certain administrative services to Smith Barney Fund Management LLC("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

The Fund pays SBAM a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets for its services. For purposes of calculating the fees, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets. This fee is calculated daily and paid monthly.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM.

Note 3.  Investments

For the six months ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases .................................................     $32,906,253
                                                                ===========
Sales .....................................................     $35,147,359
                                                                ===========

At December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation .............................      $8,889,756
Gross unrealized depreciation .............................        (167,432)
                                                                -----------
Net unrealized appreciation ...............................      $8,722,324
                                                                ===========


Note 4.  Preferred Stock

On October 1, 1993, the Fund closed its public offering of 900 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Stock") at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and, subject to certain restrictions, are redeemable in whole or in part.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the six months ended December 31, 2003 ranged from 0.700% to 1.400%. The weighted average dividend rate for the six months ended December 31, 2003 was 1.005%.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Shares.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends.

Note 5. Concentration of Risk

Since theFund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 6. Events Subsequent to December 31, 2003

Common Stock Dividends. On October 24, 2003, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.068 per share, payable on January 30, and February 27, 2004 to shareholders of record on January 13 and February 18, 2004, respectively. In addition on February 5, 2004, the Board of Directors of the Fund declared three common share dividends from net investment income, each in the amount of $0.068 per share, payable on March 26, April 30 and May 28, 2004 to shareholders of record on March 16, April 20 and May 18, 2004, respectively.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Preferred Stock Dividends. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

       Auction       Commencement of     Rate Effective       Preferred
        Date           Rate Period           Through            Rate
------------------------------------------------------------------------------
       12/29/03         12/30/03             1/5/04             1.400%
         1/5/04           1/6/04            1/12/04             1.230
        1/12/04          1/13/04            1/19/04             1.070
        1/16/04          1/20/04            1/26/04             1.100
        1/26/04          1/27/04             2/2/04             1.050
         2/2/04           2/3/04             2/9/04             1.050
------------------------------------------------------------------------------

Note 7. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is EquiServe Trust Company, N.A., which is not affiliated with CAM or PFPC Inc.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Financial Highlights

Data for a share of common stock outstanding throughout each year ended June 30, unless otherwise noted:


                                                   2003(1)    2003      2002     2001     2000      1999
--------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ..........   $15.33     $14.34    $13.94   $13.09   $13.71    $14.42
                                                  ------     ------    ------   ------   ------    ------
Income (Loss) From Operations:
  Net investment income........................     0.47       0.94      1.00     1.04     1.04      1.04
  Net realized and unrealized gain (loss) .....    (0.19)      0.95      0.29     0.86    (0.60)    (0.73)
  Dividends paid to Auction Rate Preferred
    Stockholders from net investment income ...    (0.04)     (0.09)    (0.14)   (0.30)   (0.31)    (0.27)
                                                  ------     ------    ------   ------   ------    ------
Total Income From Operations...................     0.24       1.80      1.15     1.60     0.13      0.04
                                                  ------     ------    ------   ------   ------    ------
Distributions Paid to Common Stock
Shareholders From:
  Net investment income........................    (0.41)     (0.81)    (0.75)   (0.75)   (0.75)    (0.75)
                                                  ------     ------    ------   ------   ------    ------
Total Distributions Paid to Common
  Stock Shareholders...........................    (0.41)     (0.81)    (0.75)   (0.75)   (0.75)    (0.75)
                                                  ------     ------    ------   ------   ------    ------
Net Asset Value, End of Period ................   $15.16     $15.33    $14.34   $13.94   $13.09    $13.71
                                                  ======     ======    ======   ======   ======    ======
Per Share Market Value, End of Period .........   $13.58     $13.92    $13.00   $12.52 $11.5625  $12.3125
                                                  ======     ======    ======   ====== ========  ========
Total Return, Based on Market Price(2) ........     0.57%++   13.78%    10.11%   15.14%    0.26%     2.27%
Ratios to Average Net Assets of
Common Shareholders(3):
  Operating expenses...........................     1.34%+     1.39%     1.35%    1.38%    1.39%     1.30%
  Net investment income........................     6.24%+     6.30%     7.02%    7.63%    7.95%     7.23%
Net Assets of Common Shareholders,
  End of Period (000s).........................  $91,043    $92,088   $86,122  $83,747  $78,617   $82,365
Portfolio Turnover Rate......                         25%        67%       52%      15%      40%       19%
Auction Rate Preferred Stock:
  Total Amount Outstanding (000s) .............  $45,000    $45,000   $45,000  $45,000  $45,000   $45,000
  Asset Coverage Per Share.....................  151,159    152,320   145,691  143,052  137,352   141,517
  Involuntary Liquidating Preference Per Share    50,000     50,000    50,000   50,000   50,000    50,000
  Average Market Value Per Share ..............   50,000     50,000    50,000   50,000   50,000    50,000
---------------------------------------------------------------------------------------------------------


(1)  For the six months ended December 31, 2003 (unaudited).
(2) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
(3) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Additional Shareholder Information (unaudited)

Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Salomon Brothers Municipal Partners Fund II Inc. was initially held on October 9, 2003 and was then adjourned to November 13, 2003, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:


1. Election of Directors*           Common Shares                   Preferred Shares
                            ---------------------------       --------------------------
Nominees                    Votes For    Votes Withheld       Votes For   Votes Withheld
--------                    ---------    --------------       ---------   --------------
Carol L. Colman...........  5,283,800       54,466               549             0
Daniel P. Cronin..........  5,284,800       53,466               549             0
Leslie H. Gelb............  5,259,800       78,466               549             0
William R. Hutchinson.....  5,284,800       53,466               549             0
Riordan Roett.............     N/A            N/A                549             0


*At December 31, 2003, in addition to Carol L. Colman, Daniel P. Cronin, Leslie H. Gelb, William R. Hutchinson and Riordan Roett, the other Directors of the Fund were as follows:

R. Jay Gerken
Jeswald W. Salacuse

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.
                     ____________________________________

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Directors                                       Salomon Brothers Municipal Partners Fund II Inc.

CAROL L. COLMAN                                     125 Broad Street
DANIEL P. CRONIN                                    10th Floor, MF-2
LESLIE H. GELB                                      New York, New York 10004
R. JAY GERKEN, CFA                                  Telephone 1-888-777-0102
WILLIAM R. HUTCHINSON
RIORDAN ROETT                                   INVESTMENT MANAGER
JESWALD W. SALACUSE                                 Salomon Brothers Asset Management Inc
                                                    399 Park Avenue
Officers                                            New York, New York 10022
R. JAY GERKEN, CFA
    Chairman and Chief Executive Officer        AUCTION AGENT
PETER J. WILBY, CFA                                 Deutsche Bank
    President                                       60 Wall Street
ANDREW B. SHOUP*                                    New York, New York 10005
    Senior Vice President,
    Chief Administrative Officer                CUSTODIAN
    and Treasurer                                   State Street Bank and Trust Company
ROBERT E. AMODEO                                    225 Franklin Street
    Executive Vice President                        Boston, Massachusetts 02110
FRANCES M. GUGGINO
    Controller                                  DIVIDEND DISBURSING AND TRANSFER AGENT
ROBERT I. FRENKEL                                   EquiServe Trust Company, N.A.
    Secretary and                                   P.O. Box 43010
    Chief Legal Officer                             Providence, Rhode Island 02940-3010

                                                LEGAL COUNSEL
--------------                                      Simpson Thacher & Bartlett LLP
* Elected Treasurer as of January 20, 2004.         425 Lexington Avenue
                                                    New York, New York 10017

                                                INDEPENDENT AUDITORS
                                                    PricewaterhouseCoopers LLP
                                                    1177 Avenue of the Americas
                                                    New York, New York 10036

                                                NEW YORK STOCK EXCHANGE SYMBOL
                                                    MPT


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Page 22

                                           Salomon Brothers
                                           Municipal Partners
                                           Fund II Inc.


                                           Semi-Annual Report
                                           DECEMBER 31, 2003





EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, Rhode Island 02940-3010









MPTSEMI 12/03
04-6086

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

          (a) Not applicable.

          (b) Attached hereto.

           Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date: March 4, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date:    March 4, 2004

By:      /s/ Andrew B. Shoup
         (Andrew B. Shoup)
         Chief Administrative Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date:    March 4, 2004